Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Provisions
At January 1	$ 1,418	$ 1,242	$ 1,107
Additions arising on business acquisitions			10
Charge for year	602	988	706
Cash paid	(472)	(686)	(557)
Reversals	(169)	(79)	(52)
Exchange and other movements	89	(47)	28
At 31 December	1,468	1,418	1,242
Current provision				$ 1,121	$ 1,065	$ 798
Non current provision				347	353	444
Total	1,418	1,242	1,107	1,468	1,418	1,242
Due within one year
Other Provisions
Current provision				1,121	1,065	798
Due after more than one year
Other Provisions
Non current provision				347	353	444
Severance
Other Provisions
At January 1	487	403	526
Charge for year	225	578	338
Cash paid	(324)	(433)	(408)
Reversals	(75)	(40)	(40)
Exchange and other movements	45	(21)	(13)
At 31 December	358	487	403
Total	487	403	526	358	487	403
Environmental
Other Provisions
At January 1	59	67	84
Charge for year	11	11	8
Cash paid	(20)	(19)	(25)
Exchange and other movements	9
At 31 December	59	59	67
Total	59	67	84	59	59	67
Employee benefits
Other Provisions
At January 1	143	158	163
Charge for year	30	6	7
Cash paid	(43)	(21)	(12)
Reversals	(10)
Exchange and other movements	6
At 31 December	126	143	158
Total	143	158	163	126	143	158
Legal
Other Provisions
At January 1	438	357	74
Charge for year	281	223	313
Cash paid	(48)	(126)	(69)
Reversals	(40)
Exchange and other movements	23	(16)	39
At 31 December	654	438	357
Total	438	357	74	654	438	357
Other provisions.
Other Provisions
At January 1	291	257	260
Additions arising on business acquisitions			10
Charge for year	55	170	40
Cash paid	(37)	(87)	(43)
Reversals	(44)	(39)	(12)
Exchange and other movements	6	(10)	2
At 31 December	271	291	257
Total	$ 291	$ 257	$ 260	$ 271	$ 291	$ 257